1
The Gabelli Global Mini Mites Fund
Schedule of Investments — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 79.1%
Aerospace and Defense  — 2.5%
500 Astronics Corp.† ...................................... $ 9,520
1,300 Astronics Corp., Cl. B† ............................. 24,772
14,000 Avio SpA† ................................................ 152,851
1,000 CPI Aerostructures Inc.† ........................... 2,340
4,000 Innovative Solutions and Support Inc.† ..... 29,280
3,000 Terran Orbital Corp.† ................................ 3,930
4,500 Triumph Group Inc.† ................................ 67,680
290,373
Agriculture  — 1.3%
6,300 Limoneira Co. ........................................... 123,228
48,000 S&W Seed Co.† ....................................... 23,218
146,446
Automotive: Parts and Accessories  — 2.6%
12,500 Garrett Motion Inc.† ................................. 124,250
1,000 Motorcar Parts of America Inc.† ............... 8,040
700 Smart Eye AB† ......................................... 5,487
6,800 Strattec Security Corp.† ............................ 161,364
299,141
Broadcasting  — 2.5%
25,000 Beasley Broadcast Group Inc., Cl. A† ........ 19,500
46,000 Corus Entertainment Inc., Cl. B ................. 24,790
4,000 Cumulus Media Inc., Cl. A† ....................... 14,360
21,500 Townsquare Media Inc., Cl. A .................... 236,070
294,720
Building and Construction  — 2.2%
59,026 Armstrong Flooring Inc.† .......................... 590
12,200 Gencor Industries Inc.† ............................ 203,618
1,925 Neinor Homes SA ..................................... 21,100
200 The Monarch Cement Co. ......................... 36,420
261,728
Business Services  — 2.5%
1,000 AssetCo plc† ............................................ 410
500 Boston Omaha Corp., Cl. A† ..................... 7,730
5,400 Du-Art Film Laboratories Inc.†(a) .............. 23,414
600 Du-Art Film Laboratories Inc.†(a) .............. 2,602
4,000 Ework Group AB ....................................... 55,456
1,500 Marin Software Inc.† ................................ 457
500 MIND Technology Inc.† ............................ 2,340
7,999 Steel Connect Inc.† .................................. 75,351
10,000 TransAct Technologies Inc.† ..................... 52,400
80,002 Trans-Lux Corp.† ...................................... 71,202
291,362
Cable and Satellite  — 0.6%
19,000 WideOpenWest Inc.† ................................ 68,780
Computer Software and Services  — 1.5%
17,000 Alithya Group Inc., Cl. A† .......................... 25,670
900 Asetek A/S† ............................................. 516
Shares
Market
Value
10,500 Daktronics Inc.† ....................................... $ 104,580
6,000 NextNav Inc.† ........................................... 39,480
60,000 Pacific Online Ltd. .................................... 3,526
100 SilverSun Technologies Inc. ...................... 1,319
175,091
Consumer Products  — 6.7%
11,000 American Outdoor Brands Inc.† ................ 96,800
2,000 Aspen Group Inc.† ................................... 520
24,000 Clarus Corp. ............................................. 162,000
1,000 CompX International Inc. .......................... 34,300
40,000 Glatfelter Corp.† ....................................... 80,000
430,000 Goodbaby International Holdings Ltd.† ..... 35,710
3,500 HG Holdings Inc.† .................................... 21,175
8,000 Lifecore Biomedical Inc.† ......................... 42,480
12,000 Lifetime Brands Inc. ................................. 125,760
2,500 Marine Products Corp. .............................. 29,375
4,400 Nobility Homes Inc. .................................. 143,022
100 Oil-Dri Corp. of America ............................ 7,456
71,000 Playmates Holdings Ltd. ........................... 5,261
783,859
Consumer Services  — 1.7%
22,000 Liberty TripAdvisor Holdings Inc., Cl. A† ... 37,400
280,000 Tribal Group plc ........................................ 155,674
193,074
Diversified Industrial  — 19.0%
126,000 Ampco-Pittsburgh Corp.† ......................... 273,420
12,400 Arq Inc.† .................................................. 80,352
9,500 Ascent Industries Co.† .............................. 96,805
14,500 Commercial Vehicle Group Inc.† ............... 93,235
500 Core Molding Technologies Inc.† .............. 9,465
31,000 Fluence Corp. Ltd.† .................................. 3,535
3,600 Graham Corp.† ......................................... 98,208
34,717 INNOVATE Corp.† ..................................... 24,326
40,000 Intevac Inc.† ............................................ 153,600
7,500 Myers Industries Inc. ................................ 173,775
12,200 Park-Ohio Holdings Corp. ......................... 325,496
3,000 Perma-Fix Environmental Services Inc.† ... 35,670
2,900 Servotronics Inc.† .................................... 39,875
101,909 Tredegar Corp. ......................................... 664,446
32,000 Velan Inc. ................................................. 138,201
2,210,409
Electronics  — 0.1%
200 Bel Fuse Inc., Cl. B ................................... 12,062
500 Kopin Corp.† ............................................ 900
12,962
Energy and Utilities  — 2.1%
2,900 Capstone Green Energy Corp.† ................. 609
400 Consolidated Water Co. Ltd. ...................... 11,724
4,500 Dril-Quip Inc.† .......................................... 101,385

The Gabelli Global Mini Mites Fund
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
6,500 RGC Resources Inc. ................................. $ 131,560
245,278
Entertainment  — 3.6%
44,000 Entravision Communications Corp., Cl. A .. 72,160
500 GameSquare Holdings Inc.† ..................... 664
17,500 Inspired Entertainment Inc.† ..................... 172,550
50,000 Ollamani SAB† ......................................... 90,319
13,500 Reading International Inc., Cl. A† .............. 24,840
6,000 Reservoir Media Inc.† ............................... 47,580
10,000 Sportech plc ............................................. 10,602
418,715
Equipment and Supplies  — 4.7%
27,000 Applied Optoelectronics Inc.† ................... 374,220
4,000 Ilika plc† .................................................. 1,409
3,400 The Eastern Co. ........................................ 115,906
2,000 Titan Machinery Inc.† ............................... 49,620
541,155
Financial Services  — 1.8%
1,000 FNCB Bancorp Inc. ................................... 6,070
100,000 GAM Holding AG† .................................... 28,996
700 OceanFirst Financial Corp. ........................ 11,487
4,000 Steel Partners Holdings LP† ..................... 158,600
5,500 Tiny Ltd.† ................................................. 9,339
214,492
Food and Beverage  — 3.5%
4,600 Corby Spirit and Wine Ltd., Cl. A ............... 43,774
32,000 Farmer Brothers Co.† ............................... 114,240
7,400 Lifeway Foods Inc.† .................................. 127,428
1,700 Nathan's Famous Inc. ............................... 120,360
405,802
Health Care  — 3.5%
35,000 Accuray Inc.† ........................................... 86,450
40,000 Achaogen Inc.†(a) .................................... 0
5,500 Axogen Inc.† ............................................ 44,385
2,800 Cutera Inc.† ............................................. 4,116
400 Daxor Corp.† ............................................ 3,380
10,000 Electromed Inc.† ...................................... 161,500
5,500 Neuronetics Inc.† ..................................... 26,180
2,900 Oncimmune Holdings plc† ........................ 776
1,600 Option Care Health Inc.† ........................... 53,664
1,300 Tristel plc ................................................. 7,137
1,000 Zimvie Inc.† ............................................. 16,490
404,078
Hotels and Gaming  — 2.3%
3,800 Canterbury Park Holding Corp. ................. 85,918
12,000 Full House Resorts Inc.† ........................... 66,840
7,000 Genius Sports Ltd.† .................................. 39,970
Shares
Market
Value
5,500 The Marcus Corp. ..................................... $ 78,430
271,158
Machinery  — 7.1%
6,000 CFT SpA†(a) ............................................. 29,776
11,400 L.B. Foster Co., Cl. A† ............................... 311,334
15,000 The L.S. Starrett Co., Cl. A† ...................... 238,350
15,043 Twin Disc Inc. ........................................... 248,661
828,121
Metals and Mining  — 0.7%
5,000 5E Advanced Materials Inc.† ..................... 6,700
20,000 Sierra Metals Inc.† ................................... 11,400
40,000 Western Copper & Gold Corp.† ................. 61,200
79,300
Publishing  — 1.2%
600 DallasNews Corp. ..................................... 2,292
10,000 Lee Enterprises Inc.† ................................ 133,300
135,592
Real Estate  — 1.0%
54,500 Corem Property Group AB, Cl. B ............... 55,549
7,507 Gyrodyne LLC† ........................................ 61,745
15,000 Trinity Place Holdings Inc.† ...................... 2,250
119,544
Retail  — 2.1%
3,300 Bassett Furniture Industries Inc. ............... 48,708
6,700 Village Super Market Inc., Cl. A ................. 191,687
240,395
Specialty Chemicals  — 2.2%
11,000 American Vanguard Corp. ......................... 142,450
21,000 Treatt plc .................................................. 112,912
255,362
Telecommunications  — 0.0%
700 Bittium Oyj ............................................... 4,093
Wireless Telecommunications Services  — 0.1%
22,877 NII Holdings Inc., Escrow† ....................... 8,007
TOTAL COMMON STOCKS .................. 9,199,037
RIGHTS  — 0.0%
Health Care  — 0.0%
16,000 Epizyme Inc., CVR† .................................. 320
30,000 Paratek Pharmaceuticals Inc., CVR† .......... 600
920
TOTAL RIGHTS ............................... 920
WARRANTS  — 0.1%
Business Services  — 0.0%
4 Internap Corp., expire 05/08/24†(a) .......... 2,608

The Gabelli Global Mini Mites Fund
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
WARRANTS (Continued)
Diversified Industrial  — 0.1%
44,000 Ampco-Pittsburgh Corp., expire 08/01/25† $ 4,400
TOTAL WARRANTS .......................... 7,008
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 20.8%
$ 2,435,000 U.S. Treasury Bills,
5.279% to 5.321%††,
04/11/24 to 06/27/24 ............................ 2,414,818
TOTAL INVESTMENTS — 100.0%
(Cost $10,879,227) ............................... $ 11,621,783
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
CVR Contingent Value Right
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 89.1% $ 10,353,240
Europe .............................. 6.9 806,964
Canada .............................. 2.7 315,039
Latin America ....................... 0.9 102,042
Asia/Pacific ......................... 0.4 44,498
100.0% $ 11,621,783